Post Retirement Plans (Details) - Schedule of Changes in Projected Benefit Obligation ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Schedule of Changes in Projected Benefit Obligation [Abstract]
Benefit obligation at beginning of year	₨ 50	$ 0.7	₨ 34
Service cost	14	0.2	13
Interest cost	4	0.1	3
Net actuarial loss (gain)	(8)	(0.1)	16
Benefits paid	(4)	(0.1)	(16)
Benefit obligation at end of year	56	$ 0.8	50
Other non-current liabilities	53		47	$ 0.7
Other current liabilities	3		3	0.1
Net amount recognized	₨ 56		₨ 50	$ 0.8